Portfolio of investments—July 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 95.96%
Brazil: 3.86%
Ambev SA ADR (Consumer staples, Beverages)	6,921,112	$15,088,024
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	14,232,715	31,975,347
Banco Bradesco SA ADR (Financials, Banks)	3,876,276	10,737,285
Hapvida Participacoes e Investimentos SA (Health care, Health care providers & services)144A†	1,517,234	8,960,529
Localiza Rent a Car SA (Industrials, Ground transportation)	2,184,893	13,512,308
Lojas Renner SA (Consumer discretionary, Specialty retail)	5,940,741	17,261,361
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	1,796,906	8,118,817
Petroleo Brasileiro SA ADR (Energy, Oil, gas & consumable fuels)	522,079	6,651,287
Raia Drogasil SA (Consumer staples, Consumer staples distribution & retail)	2,813,320	6,767,583
Suzano SA (Materials, Paper & forest products)	730,900	6,807,053
Vale SA Class B ADR (Materials, Metals & mining)	1,590,978	15,162,020
		141,041,614
Chile: 1.66%
Banco Santander Chile ADR (Financials, Banks)	1,060,492	24,401,921
Falabella SA (Consumer discretionary, Broadline retail)	4,640,928	23,142,371
Sociedad Quimica y Minera de Chile SA ADR (Materials, Chemicals)†	354,691	13,034,894
		60,579,186
China: 20.71%
Agora, Inc. ADR (Information technology, Software)†	1,084,765	4,176,345
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail)	8,869,696	133,353,798
China Literature Ltd. (Communication services, Media)144A†	5,226,168	20,538,201
China Meidong Auto Holdings Ltd. (Consumer discretionary, Specialty retail)	9,373,400	2,483,652
GreenTree Hospitality Group Ltd. ADR (Consumer discretionary, Hotels, restaurants & leisure)	2,531,768	5,797,749
Kanzhun Ltd. ADR (Communication services, Interactive media & services)†	1,249,798	23,696,170
KE Holdings, Inc. ADR (Real estate, Real estate management & development)	160,000	2,947,200
Kingdee International Software Group Co. Ltd. (Information technology, Software)†	16,590,000	38,505,574
Li Auto, Inc. Class A (Consumer discretionary, Automobiles)†	1,456,000	19,061,523
Li Ning Co. Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	8,627,707	18,279,431
Meituan Class B (Consumer discretionary, Hotels, restaurants & leisure)144A†	4,094,870	63,173,767
Tencent Holdings Ltd. (Communication services, Interactive media & services)	3,170,600	221,980,673
Tencent Music Entertainment Group ADR (Communication services, Entertainment)	2,354,402	49,418,898
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Fund | 1

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
China(continued)
Trip.com Group Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	634,682	$39,402,607
Tsingtao Brewery Co. Ltd. Class H (Consumer staples, Beverages)	3,924,500	24,932,153
Vipshop Holdings Ltd. ADR (Consumer discretionary, Broadline retail)	1,768,967	26,693,712
Want Want China Holdings Ltd. (Consumer staples, Food products)	49,837,800	36,021,467
Xiaomi Corp. Class B (Information technology, Technology hardware, storage & peripherals)144A†	3,113,900	20,950,165
Zepp Health Corp. ADR (Information technology, Electronic equipment, instruments & components)†	379,822	5,112,404
		756,525,489
Colombia: 0.46%
Grupo Cibest SA (Financials, Banks)	389,100	16,894,722
Hong Kong: 3.13%
AIA Group Ltd. (Financials, Insurance)	5,852,700	54,571,544
Sun Art Retail Group Ltd. (Consumer staples, Consumer staples distribution & retail)	51,955,400	13,694,504
WH Group Ltd. (Consumer staples, Food products)144A	46,088,195	46,140,641
		114,406,689
India: 16.30%
ASK Automotive Ltd. (Consumer discretionary, Automobile components)	2,559,155	14,758,130
Axis Bank Ltd. (Financials, Banks)	3,251,923	39,491,600
Bajaj Finance Ltd. (Financials, Consumer finance)	1,482,810	14,839,022
Bharti Airtel Ltd. (Communication services, Wireless telecommunication services)	4,324,052	94,130,875
Fortis Healthcare Ltd. (Health care, Health care providers & services)	2,796,112	27,227,830
HDFC Bank Ltd. (Financials, Banks)	4,525,099	103,843,321
HDFC Bank Ltd. New York Stock Exchange ADR (Financials, Banks)	140,209	10,763,845
Hexaware Technologies Ltd. (Information technology, IT services)	1,170,834	9,363,695
Infosys Ltd. (Information technology, IT services)	869,831	14,793,171
ITC Ltd. (Consumer staples, Tobacco)	10,661,374	49,998,586
Kotak Mahindra Bank Ltd. (Financials, Banks)	723,182	16,293,537
Nexus Select Trust (Real estate, Retail REITs)	16,942,246	28,430,887
NTPC Green Energy Ltd. (Utilities, Independent power and renewable electricity producers)†	5,555,604	6,550,314
Reliance Industries Ltd. National Stock Exchange of India (Energy, Oil, gas & consumable fuels)	7,270,009	114,811,506
SBI Life Insurance Co. Ltd. (Financials, Insurance)144A	821,261	17,181,161
UltraTech Cement Ltd. (Materials, Construction materials)	235,820	32,834,121
		595,311,601
Indonesia: 4.17%
Astra International Tbk. PT (Industrials, Industrial conglomerates)	104,862,600	32,415,173
Bank Central Asia Tbk. PT (Financials, Banks)	57,489,400	28,813,426
See accompanying notes to portfolio of investments
2 | Allspring Emerging Markets Equity Fund

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Indonesia(continued)
Bank Rakyat Indonesia Persero Tbk. PT (Financials, Banks)	72,292,500	$16,188,493
Sumber Alfaria Trijaya Tbk. PT (Consumer staples, Consumer staples distribution & retail)	48,000,000	6,746,480
Telkom Indonesia Persero Tbk. PT (Communication services, Diversified telecommunication services)	256,500,000	45,040,102
Telkom Indonesia Persero Tbk. PT New York Stock Exchange ADR (Communication services, Diversified telecommunication services)	1,317,471	23,187,489
		152,391,163
Luxembourg: 1.79%
Allegro.eu SA (Consumer discretionary, Broadline retail)144A†	1,314,716	12,896,578
InPost SA (Industrials, Air freight & logistics)†	2,664,615	38,271,043
Zabka Group SA (Consumer staples, Consumer staples distribution & retail)†	2,579,196	14,248,949
		65,416,570
Mauritius: 0.21%
MakeMyTrip Ltd. (Consumer discretionary, Hotels, restaurants & leisure)†	80,000	7,487,200
Mexico: 3.63%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	1,482,980	26,797,449
Becle SAB de CV (Consumer staples, Beverages)	10,825,883	13,566,068
Cemex SAB de CV ADR (Materials, Construction materials)	2,496,958	21,723,535
Fibra Uno Administracion SA de CV (Real estate, Diversified REITs)	9,735,292	13,835,313
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	327,412	29,617,689
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	1,443,566	12,856,269
Wal-Mart de Mexico SAB de CV (Consumer staples, Consumer staples distribution & retail)	4,772,900	14,066,962
		132,463,285
Peru: 0.27%
Credicorp Ltd. (Financials, Banks)	40,711	9,648,507
Philippines: 0.63%
Ayala Corp. (Industrials, Industrial conglomerates)	837,624	8,472,090
San Miguel Food & Beverage, Inc. (Consumer staples, Food products)	3,495,810	3,251,150
SM Investments Corp. (Industrials, Industrial conglomerates)	812,873	11,371,094
		23,094,334
Russia: 0.00%
Ozon Holdings PLC ADR (Acquired 11-24-2020, cost $2,412,000) (Consumer discretionary, Broadline retail)♦‡†˃«	80,400	0
Sberbank of Russia PJSC (Acquired 8-18-2011, cost $17,232,150) (Financials, Banks)♦†˃	6,000,456	0
		0
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Fund | 3

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Saudi Arabia: 0.39%
Saudi Arabian Oil Co. (Energy, Oil, gas & consumable fuels)144A	2,186,064	$14,145,255
Singapore: 2.25%
Grab Holdings Ltd. Class A (Industrials, Ground transportation)†	9,605,105	46,968,964
Sea Ltd. ADR (Communication services, Entertainment)†	225,740	35,362,171
		82,331,135
South Africa: 3.16%
MTN Group Ltd. (Communication services, Wireless telecommunication services)	4,874,141	40,967,271
Shoprite Holdings Ltd. (Consumer staples, Consumer staples distribution & retail)	3,311,500	48,266,595
Standard Bank Group Ltd. (Financials, Banks)	2,047,090	26,340,875
		115,574,741
South Korea: 13.12%
KT Corp. ADR (Communication services, Diversified telecommunication services)	2,864,713	57,838,556
KT&G Corp. (Consumer staples, Tobacco)	295,091	27,657,054
LG Chem Ltd. (Materials, Chemicals)	91,809	19,739,380
NAVER Corp. (Communication services, Interactive media & services)	272,000	45,776,270
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	3,496,046	178,172,272
Samsung Life Insurance Co. Ltd. (Financials, Insurance)	261,161	23,573,550
Samsung SDI Co. Ltd. (Information technology, Electronic equipment, instruments & components)	62,064	8,905,945
SK Hynix, Inc. (Information technology, Semiconductors & semiconductor equipment)	472,500	91,577,970
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	466,000	18,822,427
SK Telecom Co. Ltd. New York Stock Exchange ADR (Communication services, Wireless telecommunication services)	330,000	7,322,700
		479,386,124
Taiwan: 16.14%
104 Corp. (Industrials, Professional services)	1,655,000	12,300,760
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	1,420,000	26,750,097
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	1,396,881	63,257,148
President Chain Store Corp. (Consumer staples, Consumer staples distribution & retail)	2,211,000	18,947,119
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	7,755,224	298,570,327
See accompanying notes to portfolio of investments
4 | Allspring Emerging Markets Equity Fund

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Taiwan(continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Information technology, Semiconductors & semiconductor equipment)	582,052	$140,635,404
Uni-President Enterprises Corp. (Consumer staples, Food products)	11,041,368	29,141,076
		589,601,931
Thailand: 2.51%
Bangkok Dusit Medical Services PCL Class F (Health care, Health care providers & services)	9,000,000	5,842,838
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	2,822,639	10,866,392
PTT PCL (Energy, Oil, gas & consumable fuels)	21,756,300	21,969,336
SCB X PCL (Financials, Banks)	5,919,500	22,823,042
Thai Beverage PCL (Consumer staples, Beverages)	84,927,000	30,326,016
		91,827,624
United Arab Emirates: 0.41%
Americana Restaurants International PLC (Consumer discretionary, Hotels, restaurants & leisure)	7,709,454	4,451,613
Talabat Holding PLC (Consumer discretionary, Hotels, restaurants & leisure)	31,203,627	10,674,868
		15,126,481
United States: 1.16%
MercadoLibre, Inc. (Consumer discretionary, Broadline retail)†	11,137	26,438,013
Southern Copper Corp. (Materials, Metals & mining)	168,719	15,886,581
		42,324,594
Total common stocks (Cost $2,051,313,019)		3,505,578,245

	Interest rate	Maturity date	Principal
Convertible debentures: 0.00%
Brazil: 0.00%
Lupatech SA Series 1 (Energy, Oil & gas services)♦†	6.50%	4-15-2049	$303,000	0
Total convertible debentures (Cost $160,691)				0

	Dividend rate	Shares
Preferred stocks: 0.72%
Brazil: 0.72%
Gerdau SA (Materials, Metals & mining)	0.02	3,800,900	11,430,768
Itau Unibanco Holding SA (Financials, Banks)	0.00	1,257,100	7,893,426
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	0.06	1,192,900	6,953,462
Total preferred stocks (Cost $26,787,354)			26,277,656
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Fund | 5

Portfolio of investments—July 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 3.54%
Investment companies: 3.54%
Allspring Government Money Market Fund Select Class♠∞		4.24%	129,185,074	$129,185,074
Total short-term investments (Cost $129,185,074)				129,185,074
Total investments in securities (Cost $2,207,446,138)	100.22%			3,661,040,975
Other assets and liabilities, net	(0.22)			(7,948,093)
Total net assets	100.00%			$3,653,092,882

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
‡	Security is valued using significant unobservable inputs.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original an aggregate cost of $19,644,150), representing 0.00% of its net assets as of period end.

«	This security is on loan pending return from the lending agent.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$53,915,664	$542,483,800	$(467,214,390)	$0	$0	$129,185,074	129,185,074	$1,564,009
Transactions with issuers that were no longer affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Zepp Health Corp. ADR†	$1,957,529	$0	$(1,746,553)	$(8,373,448)	$13,274,876	$5,112,404	379,822	$0

†	Non-income-earning security
See accompanying notes to portfolio of investments
6 | Allspring Emerging Markets Equity Fund

Notes to portfolio of investments—July 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2025, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund, along with other Allspring Funds, participated through March 29, 2023, the termination date, in a securities lending program (the “Program”) for Allspring Funds. The Fund received cash collateral in connection with its securities lending transactions, which collateral was invested in Securities Lending Cash Investments, LLC, an affiliated non-registered investment company, which was liquidated upon termination of the Program. Effective at the close of business on March 29, 2023, the Fund has one unsettled loan which is fully collateralized by cash and will continue to hold the cash collateral until the security is returned to the Fund.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
Allspring Emerging Markets Equity Fund | 7

Notes to portfolio of investments—July 31, 2025 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$141,041,614	$0	$0	$141,041,614
Chile	60,579,186	0	0	60,579,186
China	120,326,130	636,199,359	0	756,525,489
Colombia	16,894,722	0	0	16,894,722
Hong Kong	0	114,406,689	0	114,406,689
India	39,194,732	556,116,869	0	595,311,601
Indonesia	23,187,489	129,203,674	0	152,391,163
Luxembourg	0	65,416,570	0	65,416,570
Mauritius	7,487,200	0	0	7,487,200
Mexico	132,463,285	0	0	132,463,285
Peru	9,648,507	0	0	9,648,507
Philippines	23,094,334	0	0	23,094,334
Russia	0	0	0	0
Saudi Arabia	0	14,145,255	0	14,145,255
Singapore	82,331,135	0	0	82,331,135
South Africa	48,266,595	67,308,146	0	115,574,741
South Korea	65,161,256	414,224,868	0	479,386,124
Taiwan	140,635,404	448,966,527	0	589,601,931
Thailand	44,792,378	47,035,246	0	91,827,624
United Arab Emirates	0	15,126,481	0	15,126,481
United States	42,324,594	0	0	42,324,594
Convertible debentures	0	0	0	0
Preferred stocks
Brazil	26,277,656	0	0	26,277,656
Short-term investments
Investment companies	129,185,074	0	0	129,185,074
Total assets	$1,152,891,291	$2,508,149,684	$0	$3,661,040,975
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2025, the Fund did not have any transfers into/out of Level 3.
8 | Allspring Emerging Markets Equity Fund